Other Receivables, Deposits and Prepayments - Schedule of Other Receivables, Deposits and Prepayments (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Other Receivables, Deposits and Prepayments [Abstract]
Deposits	$ 82,766	$ 166,294
Prepayments	478,155	8,256
Other receivables	3,875	23,017
Other receivables from related parties	364	14,622
Less: Allowance for credit losses
Other receivables, deposits and prepayments	$ 565,160	$ 212,189